EXHIBIT 99.2

SBA Tower Trust
Secured Tower Revenue Securities, Series 2015-1
Sample Site, Sample Tenant Lease and Sample Ground Lease Agreed‑Upon Procedures

Report To:
SBA Communications Corporation
SBA Tower Trust
Barclays Capital Inc.
Citigroup Global Markets Inc.
Deutsche Bank Securities Inc.
J.P. Morgan Securities LLC
Mizuho Securities USA Inc.
TD Securities (USA) LLC
Wells Fargo Securities, LLC

28 September 2015

Report of Independent Accountants on Applying Agreed-Upon Procedures

SBA Communications Corporation
SBA Tower Trust
5900 Broken Sound Parkway NW
Boca Raton, Florida 33487

Barclays Capital Inc.
745 Seventh Avenue
New York, New York 10019

Citigroup Global Markets Inc.
390 Greenwich Street
New York, New York 10013

Deutsche Bank Securities Inc.
60 Wall Street
New York, New York 10005

J.P. Morgan Securities LLC
383 Madison Avenue
New York, New York 10179

Mizuho Securities USA Inc.
320 Park Avenue, 12th Floor
New York, New York 10022

TD Securities (USA) LLC
31 West 52nd Street, 19th Floor
New York, New York 10019

Wells Fargo Securities, LLC
550 South Tryon Street
Charlotte, North Carolina 28202

Re:	SBA Tower Trust (the “Tower Trust”) Secured Tower Revenue Securities, Series 2015-1 (the “Notes”) Sample Site, Sample Tenant Lease and Sample Ground Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Tower Trust in evaluating the accuracy of certain information with respect to the Sites, Ground Leases and Tenant Leases (all as defined herein) securing a mortgage loan (the “Mortgage Loan”) relating to the SBA Tower Trust Secured Tower Revenue Securities, Series 2015-1 securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, SBA Communications Corporation (“SBA”), on behalf of the Tower Trust, provided us with:
a.
An electronic data file labeled “SBA 2015-1 Site-Level Data Tape_8.25.2015.xlsx” and the corresponding record layout and decode information (the “Site Data File”), that SBA, on behalf of the Tower Trust, indicated contains information related to certain wireless communication sites (the “Sites”) and ground leases related to certain Sites (the “Ground Leases”), all as of the close of business on 3 August 2015 (the “Cutoff Date”),

b.
An electronic data file labeled “SBA 2015-1 Tenant-Level Data Tape_8.25.2015.xlsx” and the corresponding record layout and decode information (the “Tenant Data File,” together with the Site Date File, the “Provided Data Files”), that SBA, on behalf of the Tower Trust, indicated contains information related to one or more tenant leases related to each of the Sites (the “Tenant Leases”) as of the Cutoff Date,

c.	Imaged copies of the:
i.	Ground lease agreement, ground lease amendment, easement agreement, ground lease estoppel and/or ground rent adjustment (collectively, the “Ground Lease Source Documents”),
ii.	Deed, bill of sale and/or perpetual easement agreement (collectively, the “Owned and Perpetual Easement Source Documents”) and
iii.
Tenant lease agreement, tenant lease amendment, tenant renewal, tenant estoppel, notice of construction complete, master lease agreement, tenant commencement letter, rent start date approval form, tenant installation notice, notice to proceed, tenant name change form, tenant lease correspondence and/or supplemental lease agreement (collectively, the “Tenant Lease Source Documents”)

relating to each Sample Ground Lease (as defined on Attachment A) and Sample Tenant Lease (as defined in herein), as applicable,
d.	An electronic copy of SBA’s general ledger (the “General Ledger”) as of 30 June 2015,
e.
SBA’s property manager database (the “PM Database,” together with the Ground Lease Source Documents, Owned and Perpetual Easement Source Documents, Tenant Lease Source Documents and General Ledger, the “Sources”),

f.
A schedule (the “Commencement Date Schedule”), which SBA, on behalf of the Tower Trust, indicated contains Ground Lease and Tenant Lease commencement date information for certain Sample Ground Leases and Sample Tenant Leases,

g.
A listing of additional Ground Lease and Tenant Lease commencement dates with respect to certain Sample Ground Leases and Sample Tenant Leases (the “Additional Commencement Date Listing”), which are listed on Exhibit 1 to Attachment A,

h.	The list of relevant site characteristics (the “Sample Site Characteristics”) on the Site Data File, which are listed on Exhibit 2 to Attachment A,
i.	The list of relevant ground lease characteristics (the “Sample Ground Lease Characteristics”) on the Site Data File, which are listed on Exhibit 3 to Attachment A,
j.	The list of relevant tenant lease characteristics (the “Sample Tenant Lease Characteristics”) on the Tenant Data File, which are listed on Exhibit 4 to Attachment A,
k.
The list of relevant recalculation characteristics (the “Sample Data File Recalculation Characteristics,” together with the Sample Site Characteristics, Sample Ground Lease Characteristics and Sample Tenant Lease Characteristics, the “Sample Characteristics”) on the Provided Data Files, which are listed on Exhibit 5 to Attachment A and

l.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Barclays Capital Inc. (“Barclays”), on behalf of the Tower Trust, provided us with a list containing:
a.	25 Sites on the Site Data File which Barclays, on behalf of the Tower Trust, indicated are the Sites with the highest annualized net cash flow run rate (the “Top 25 NCF Sites”),
b.	75 Sites (not including the Top 25 NCF Sites) on the Site Data File (the “Additional Sample Sites,” together with the Top 25 NCF Sites, the “Sample Sites”),
c.	Three Tenant Leases for each of the Top 25 NCF Sites (the “Top 25 NCF Sample Tenant Leases”) and
d.
131 Tenant Leases related to the Additional Sample Sites, which Barclays, on behalf of the Tower Trust, indicated represent all of the Tenant Leases related to the Additional Sample Sites (the “Additional Sample Site Tenant Leases,” together with the Top 25 NCF Sample Tenant Leases, the “Sample Tenant Leases”).

Barclays, on behalf of the Tower Trust, did not inform us as to the basis for how they selected the number of Sample Sites and Sample Tenant Leases described above or the criteria used by Barclays, on behalf of the Tower Trust, to select the Additional Sample Sites and the Top 25 NCF Sample Tenant Leases.

For the purpose of the procedures described in this report:
a.	The 100 Sample Sites provided by Barclays, on behalf of the Tower Trust, are referred to as Sample Numbers S-1 through S-100 and
b.	The 206 Sample Tenant Leases provided by Barclays, on behalf of the Tower Trust, are referred to as Sample Numbers T-1 through T-206.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A.  The Tower Trust is responsible for the Provided Data Files, Sources, Commencement Date Schedule, Additional Commencement Date Listing, Sample Sites, Sample Tenant Leases, Sample Ground Leases, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Sources, Commencement Date Schedule, Additional Commencement Date Listing or any other information provided to us by SBA or Barclays, on behalf of the Tower Trust, upon which we relied in forming our findings.  We were not provided with any information on, and we performed no procedures relating to, the Mortgage Loan.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Mortgage Loan, Sites, Ground Leases and Tenant Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by SBA or Barclays, on behalf of the Tower Trust, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 September 2015

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.
Using information on the Site Data File, we identified the 25 Sites with the highest annualized net cash flow run rate, as shown on the Site Data File, and compared this information to the Top 25 NCF Sites provided by Barclays, on behalf of the Tower Trust, and found them to be in agreement.

2.	For each Sample Site, we performed the following procedures:

a.
We compared the Sample Site Characteristics listed on Exhibit 2 to Attachment A, as shown on the Site Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Site Data File and/or the Sources, subject to the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are stated in the notes to Exhibit 2 to Attachment A.  The Source(s) (or, if applicable, the characteristics on the Site Data File) that we were instructed by SBA, on behalf of the Tower Trust, to use for the purpose of comparing each Sample Site Characteristic are shown on Exhibit 2 to Attachment A.  Except for the information shown on Exhibit 7 to Attachment A, all such compared information was in agreement.

b.
For each Sample Site with a transaction name of “Mobility‑Domestic” (the “Mobilitie Sites”), as shown on the Site Data File, we observed the existence of a Tenant Lease Source Document indicating the allowance of triple net reimbursements for each Tenant Lease associated with such Sample Site with an SBA lease number ending in “01” (each, an “Anchor Lease”), as shown on the PM Database.

3.	For each Ground Lease associated with a Sample Site (the “Sample Ground Leases”), we performed the following procedures:

a.
We compared the Sample Ground Lease Characteristics listed on Exhibit 3 to Attachment A, as shown on the Site Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are stated in the notes to Exhibit 3 to Attachment A.  The Source(s) that we were instructed by SBA, on behalf of the Tower Trust, to use for each Sample Ground Lease Characteristic are shown on Exhibit 3 to Attachment A.  Except for the information shown on Exhibits 6 and 7 to Attachment A, all such compared information was in agreement.

b.	For each Sample Ground Lease with a property status of “Owned” or “Perpetual Easement,” as shown on the Site Data File, we observed the existence of an Owned and Perpetual Easement Source Document.

Attachment A Page 2 of 2

4.
For each Sample Tenant Lease, we compared the Sample Tenant Lease Characteristics listed on Exhibit 4 to Attachment A, as shown on the Tenant Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are stated in the notes to Exhibit 4 to Attachment A.  The Source(s) that we were instructed by SBA, on behalf of the Tower Trust, to use for each Sample Tenant Characteristic are shown on Exhibit 4 to Attachment A.  Except for the information shown on Exhibits 6 and 7 to Attachment A, all such compared information was in agreement.

5.	Using:
a.	Information on the Provided Data Files and
b.	Calculation methodologies provided by SBA, on behalf of the Tower Trust, which are stated in the notes to Exhibit 5 to Attachment A, we recalculated the Sample Data File Recalculation Characteristics for each Sample Site, Sample Ground Lease and Sample Tenant Lease, as applicable.  We compared the results of our recalculations to the corresponding information on the Provided Data Files and, except for the information shown on Exhibits 6 and 7 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Additional Commencement Date Listing

Sample Number	Commencement Date
T-1	7/1/2008
T-2	2/1/1996
T-3	5/1/1997
T-17	11/1/1999
T-25	11/1/1994
T-35	11/1/2000
T-37	9/1/2009
T-69	8/15/2013
T-135	11/1/2004
S-46	9/19/2011
S-55	5/19/2003
S-60	9/7/2010
S-91	4/7/2011
S-98	8/30/2000

Exhibit 2 to Attachment A

Sample Site Characteristics

Sample Site Characteristic	Source(s)	Note(s)

Site code	PM Database	i.
Number of tenant leases	PM Database and recalculation	ii.
Site operating expenses	General Ledger and recalculation	iii., iv.
Rent revenue share reimbursement	(1) Recalculation or (2) PM Database and recalculation	iii., v., vi., vii.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the number of tenant leases Sample Site Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to recalculate the number of tenant leases by counting the Tenant Leases associated with such Sample Site with a status of “Active” or “Troubled Lease,” as shown in the PM Database.

iii.	For the purpose of comparing the site operating expenses and rent revenue share reimbursement Sample Site Characteristics, SBA, on behalf of the Tower Trust, instructed us to ignore the greater of:
a.	A difference in the amount of +/- $50 or less or
b.	A percentage difference of +/- 2.5% or less.

We were instructed by SBA, on behalf of the Tower Trust, to present any differences which exceed the materiality thresholds described in the preceding paragraph of this note iii. (if any) as the difference between the value we identified on the applicable Source and the corresponding value that is shown on the Site Data File, expressed as a percentage of the value that is shown on the Site Data File.

Exhibit 2 to Attachment A

Notes: (continued)

iv.	For the purpose of comparing the site operating expenses Sample Site Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to:
a.	Determine the months active (“Months Active”) for each Sample Site as follows:
(i)	For Sample Sites with a date active after 30 June 2015, as shown on the Site Data File, twelve months,
(ii)	For Sample Sites with a date active on or between 1 June 2015 and 30 June 2015, as shown on the Site Data File, one month and
(iii)	For all other Sample Sites, the minimum of:
(a)	The sum of:
1.	The difference, in months, between June 2015 and the date active, as shown on the Site Data File,
and
2.	One month for Sample Sites with a date active, as shown on the Site Data File, on or before the fifteenth day of the applicable month, and zero months for all other Sample Sites and
(b)	Twelve months,
b.	Recalculate the site operating expenses that are shown on the applicable Sources (the “Recalculated Site Operating Expenses”) for each Sample Site as the sum of the:
(i)	Revenue share amount, as shown on the General Ledger, multiplied by twelve,
(ii)	Insurance expense, as shown on the General Ledger, multiplied by twelve, and
(iii)	Sum of each annualized:
(a)	Electric expense,
(b)	Telephone expense,
(c)	Property taxes,
(d)	Site maintenance expense,
(e)	Site expense and
(f)	Lighting system corrective,
all calculated as the product of:
1.	The quotient of:
A.	The maximum of:
1)	The applicable expense amount, as shown on the General Ledger and
2)	0,
divided by
B.	The Months Active, as calculated above
and
2.	Twelve months,

Exhibit 2 to Attachment A

Notes: (continued)

iv.	(continued)

c.	Recalculate the site operating expenses that are shown on the Site Data File (the “Data File Site Operating Expenses”) for each Sample Site as the sum of the:
(i)	Revenue share amount,
(ii)	Insurance expense,
(iii)	Electric expense,
(iv)	Telephone expense,
(v)	Property taxes,
(vi)	Site maintenance expense,
(vii)	Site expense and
(viii)	Lighting system corrective,
all as shown on the Site Data File, and
d.	Compare the Recalculated Site Operating Expenses for each Sample Site to the corresponding Data File Site Operating Expenses for each Sample Site.

v.
For the purpose of comparing the rent revenue share reimbursement Sample Site Characteristic for each Mobilitie Site, SBA, on behalf of the Tower Trust, instructed us to note agreement if the rent revenue share reimbursement, as shown on the Site Data File, equals the sum of the:

(i)	Ground lease run rate,
(ii)	Ground lease easement run rate and
(iii)	Revenue sharing,
all as shown on the Site Data File.

vi.
For the purpose of comparing the rent revenue share reimbursement Sample Site Characteristic for each Mobilitie Site where the rent revenue share reimbursement, as shown on the Site Data File, exceeds the sum of the:

(i)	Ground lease run rate,
(ii)	Ground lease easement run rate and
(iii)	Revenue sharing,
all as shown on the Site Data File, SBA, on behalf of the Tower Trust, instructed us to compare the rent revenue share reimbursement, as shown on the Site Data File, to the most recent reimbursement payment received for the related Anchor Tenant, as shown in the PM Database.

vii.	We were instructed by SBA, on behalf of the Tower Trust, not to compare the rent revenue share reimbursement Sample Site Characteristic for Sample Sites that are not Mobilitie Sites.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Ground Lease Characteristics

Sample Ground Lease Characteristic	Source(s)	Note(s)

Ground lease current rent rate	(1)Ground Lease Source Documents or (2)Ground Lease Source Documents and recalculation	i., ii., iii., iv.
Current pay frequency	Ground Lease Source Documents	iv., v.
Ground lease final term end date	(1)Ground Lease Source Documents or (2)Ground Lease Source Documents and recalculation	iv., vi., vii.
Ground lease number of remaining renewal terms	(1)Ground Lease Source Documents or (2)Ground Lease Source Documents and recalculation	iv., vi., vii.
Next escalation amount	Ground Lease Source Documents	iv.
Escalation type	Ground Lease Source Documents	iv.
Escalation frequency	Ground Lease Source Documents	iv.

Notes:

i.	For the purpose of comparing the ground lease current rent rate Sample Ground Lease Characteristic, SBA, on behalf of the Tower Trust, instructed us to ignore the greater of:
a.	A difference in the amount of +/- $50 or less or
b.	A percentage difference of +/- 2.5% or less.

We were instructed by SBA, on behalf of the Tower Trust, to present any differences relating to this Sample Ground Lease Characteristic which exceed the materiality threshold described in the preceding paragraph of this note i. (if any) as the difference between the value we identified on the applicable Source and the corresponding value that is shown on the Site Data File, expressed as a percentage of the value that is shown on the Site Data File.

ii.
For the purpose of comparing the ground lease current rent rate Sample Ground Lease Characteristic for each Sample Ground Lease corresponding to a Sample Site with a property status of “Ground Lease” or “Easement,” as shown on the Site Data File (except for Sample Sites S-46, S-55, S-60, S-91 and S-98, which are collectively hereinafter referred to as the “Provided Commencement Date Sample Sites”), SBA, on behalf of the Tower Trust, instructed us recalculate the ground lease current rent rate as of 31 August 2015 using:

a.	The applicable information, assumptions and methodologies described in the related Ground Lease Source Documents,
b.	The related Ground Lease commencement date, as shown on the Commencement Date Schedule, as applicable, and
c.	An assumed gross rental amount of $0 for the related Sample Site.

Exhibit 3 to Attachment A

Notes: (continued)

iii.
For the purpose of comparing the ground lease current rent rate Sample Ground Lease Characteristic for each Sample Ground Lease corresponding to a Provided Commencement Date Sample Site, SBA, on behalf of the Tower Trust, instructed us recalculate the ground lease current rent rate as of 31 August 2015 using:

a.	The applicable information, assumptions and methodologies described in the related Ground Lease Source Documents,
b.	The related Ground Lease commencement date, as shown on the Additional Commencement Date Listing, and
c.	An assumed gross rental amount of $0 for the related Sample Site.

iv.
We were instructed by SBA, on behalf of the Tower Trust, not to compare the ground lease current rent rate, current pay frequency, ground lease final term end date, ground lease number of remaining renewal terms, next escalation amount, escalation type and escalation frequency Sample Ground Lease Characteristics for each Sample Ground Lease corresponding to a Sample Site with a property status of “Owned” or “Perpetual Easement,” as shown on the Site Data File.

v.	We were instructed by SBA, on behalf of the Tower Trust, not to compare the current pay frequency Sample Ground Lease Characteristic for each Sample Ground Lease corresponding to a Sample Site with:
a.	A property status of “Ground Lease” or “Easement,” as shown on the Site Data File, and
b.	A ground lease current rent rate of $0, as recalculated in notes ii. and iii. above.

vi.
For the purpose of comparing the ground lease final term end date and ground lease number of remaining renewal terms Sample Ground Lease Characteristics for each Sample Ground Lease (except for the Sample Ground Leases corresponding to the Provided Commencement Date Sample Sites), SBA, on behalf of the Tower Trust, instructed us recalculate the ground lease final term end date and ground lease number of remaining renewal terms as of the Cutoff Date using:

a.	The applicable information, assumptions and methodologies described in the related Ground Lease Source Documents and
b.	The related Ground Lease commencement date, as shown on the Commencement Date Schedule, as applicable.

Exhibit 3 to Attachment A

Notes: (continued)

vii.
For the purpose of comparing the ground lease final term end date and ground lease number of remaining renewal terms Sample Ground Lease Characteristics for the Sample Ground Leases corresponding to the Provided Commencement Date Sample Sites, SBA, on behalf of the Tower Trust, instructed us recalculate the ground lease final term end date and ground lease number of remaining renewal terms as of the Cutoff Date using:

a.	The applicable information, assumptions and methodologies described in the related Ground Lease Source Documents and
b.	The related Ground Lease commencement date, as shown on the Additional Commencement Date Listing.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are described in the notes above.

Exhibit 4 to Attachment A

Sample Tenant Lease Characteristics

Sample Tenant Lease Characteristic	Source(s)	Note(s)

Site code	PM Database	i.
SBA lease number	PM Database	i.
Common carrier name	Tenant Lease Source Documents
Current rent rate	(1)Tenant Lease Source Documents or (2)Tenant Lease Source Documents and recalculation	ii., iii., iv., v.
Current pay frequency	Tenant Lease Source Documents
Current term end date	(1)Tenant Lease Source Documents or (2)Tenant Lease Source Documents and recalculation	vi., vii., viii.
Number of remaining renewal terms	(1)Tenant Lease Source Documents or (2)Tenant Lease Source Documents and recalculation	vi., vii., viii.
Final term end date	(1)Tenant Lease Source Documents or (2)Tenant Lease Source Documents and recalculation	vi., vii., viii.
Next escalation amount	Tenant Lease Source Documents	vi.
Next escalation type	Tenant Lease Source Documents	vi.
Next escalation frequency	Tenant Lease Source Documents	vi.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the current rent rate Sample Tenant Lease Characteristic, SBA, on behalf of the Tower Trust, instructed us to ignore the greater of:
a.	A difference in the amount of +/- $50 or less or
b.	A percentage difference of +/- 2.5% or less.

We were instructed by SBA, on behalf of the Tower Trust, to present any differences which exceed the materiality thresholds described in the preceding paragraph of this note ii. (if any) as the difference between the value we identified on the applicable Source and the corresponding value that is shown on the Tenant Data File, expressed as a percentage of the value that is shown on the Tenant Data File.

Exhibit 4 to Attachment A

Notes: (continued)

iii.
For the purpose of comparing the current rent rate Sample Tenant Lease Characteristic for each Sample Tenant Lease which does not have a corresponding Tenant Lease commencement date on the Commencement Date Schedule or Additional Commencement Date Listing (the “Unavailable Commencement Date Sample Tenant Leases”), SBA, on behalf of the Tower Trust, instructed us to use the Tenant Lease Source Documents as the Source for the current rent rate for such Sample Tenant Lease.

iv.
For the purpose of comparing the current rent rate Sample Tenant Lease Characteristic for each Sample Tenant Lease (except for Sample Tenants Leases T-1, T-2, T-3, T-17, T-25, T‑35, T-37, T-69 and T-135 (collectively, the “Provided Commencement Date Sample Tenant Leases”) and the Unavailable Commencement Date Sample Tenant Leases), SBA, on behalf of the Tower Trust, instructed us recalculate the current rent rate as of 31 August 2015 using:

a.	The applicable information, assumptions and methodologies described in the related Tenant Lease Source Documents and
b.	The related Tenant Lease commencement date, as shown on the Commencement Date Schedule, as applicable.

v.
For the purpose of comparing the current rent rate Sample Tenant Lease Characteristic for the Provided Commencement Date Sample Tenant Leases, SBA, on behalf of the Tower Trust, instructed us recalculate the current rent rate as of 31 August 2015 using:

a.	The applicable information, assumptions and methodologies described in the related Tenant Lease Source Documents and
b.	The related Tenant Lease commencement date, as shown on the Additional Commencement Date Listing.

vi.
We were instructed by SBA, on behalf of the Tower Trust, not to compare the current term end date, number of remaining renewal terms, final term end date, next escalation amount, next escalation type and next escalation frequency Sample Tenant Lease Characteristics for the Unavailable Commencement Date Sample Tenant Leases.

vii.
For the purpose of comparing the current term end date, number of remaining renewal terms and final term end date Sample Tenant Lease Characteristics for each Sample Tenant Lease (except for the Provided Commencement Date Sample Tenant Leases and Unavailable Commencement Date Sample Tenant Leases), SBA, on behalf of the Tower Trust, instructed us recalculate the current term end date, number of remaining renewal terms and final term end date as of the Cutoff Date using:

a.	The applicable information, assumptions and methodologies described in the related Tenant Lease Source Documents and
b.	The related Tenant Lease commencement date, as shown on the Commencement Date Schedule, as applicable.

Exhibit 4 to Attachment A

Notes: (continued)

viii.
For the purpose of comparing the current term end date, number of remaining renewal terms and final term end date Sample Tenant Lease Characteristics for the Provided Commencement Date Sample Tenant Leases, SBA, on behalf of the Tower Trust, instructed us recalculate the current term end date, number of remaining renewal terms and final term end date as of the Cutoff Date using:

a.	The applicable information, assumptions and methodologies described in the related Tenant Lease Source Documents and
b.	The related Tenant Lease commencement date, as shown on the Additional Commencement Date Listing.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are described in the notes above.

Exhibit 5 to Attachment A

Sample Data File Recalculation Characteristics

Sample Data File Recalculation Characteristic	Applies to	Note(s)

Site annualized run rate revenue (ARRR)	Sample Sites	i., ii.
Net tower cash flows (TCF)	Sample Sites	i., iii.
Management fee	Sample Sites	i., iv.
Average capital expenditures	Sample Sites	i., v.
Annualized run rate net cash flow (ARRNCF)	Sample Sites	i., vi.
Ground lease run rate	Sample Ground Leases	i., vii., viii.
Ground lease easement run rate	Sample Ground Leases	i., vii., ix.
Final term months remaining	Sample Ground Leases	vii., x.
Tenant current term months remaining	Sample Tenant Leases	xi.
Tenant final term months remaining	Sample Tenant Leases	xi.
Tenant annualized run rate revenue (ARRR)	Sample Tenant Leases	i., xii., xiii.
Colocation rent share	Sample Tenant Leases	i., xiv., xv., xvi.
Expense reimbursement	Sample Sites	xvii., xviii.

Notes:

i.
For the purpose of comparing the site annualized run rate revenue (ARRR), net tower cash flows (TCF), management fee, average capital expenditures, annualized run rate net cash flow (ARRNCF), ground lease run rate, ground lease easement run rate, tenant annualized run rate revenue (ARRR) and colocation rent share Sample Data File Recalculation Characteristics, SBA, on behalf of the Tower Trust, instructed us to ignore the greater of:

a.	A difference in the amount of +/- $50 or less or
b.	A percentage difference of +/- 2.5% or less.

We were instructed by SBA, on behalf of the Tower Trust, to present any differences which exceed the materiality thresholds described in the preceding paragraph of this note i. (if any) as the difference between the value we recalculated and the corresponding value that is shown on the Provided Data Files, expressed as a percentage of the value that is shown on the Provided Data Files.

ii.
For the purpose of comparing the site annualized run rate revenue (ARRR) Sample Data File Recalculation Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to recalculate the site annualized run rate revenue (ARRR) as the sum of the tenant annualized run rate revenue (ARRR), as shown on the Tenant Data File, for each Tenant Lease with a site code, as shown on the Tenant Data File, equal to the related site code for such Sample Site, as shown on the Site Data File.

Exhibit 5 to Attachment A

Notes: (continued)

iii.
For the purpose of comparing the net tower cash flows (TCF) Sample Data File Recalculation Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to recalculate the net tower cash flows (TCF) as the difference between:

a.	The sum of the:
(i)	Site annualized run rate revenue (ARRR),
(ii)	Rent revenue share reimbursement and
(iii)	Expense reimbursement,
and
b.	The sum of the:
(i)	Ground lease run rate,
(ii)	Ground lease easement run rate and
(iii)	Data File Site Operating Expenses,
all as shown on the Site Data File (or with respect to the Data File Site Operating Expenses, as recalculated using information on the Site Data File and the calculation methodology described in note iv. of Exhibit 2 to Attachment A).

iv.
For the purpose of comparing the management fee Sample Data File Recalculation Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to recalculate the management fee as the product of:

a.	The site annualized run rate revenue (ARRR), as shown on the Site Data File,
and
b.	4.5%.

v.	For the purpose of comparing the average capital expenditures Sample Data File Recalculation Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to use:
a.	$0 for Sample Sites that are Mobilitie Sites and
b.	$700 for Sample Sites that are not Mobilitie Sites,
as shown on the Site Data File.

vi.
For the purpose of comparing the annualized run rate net cash flow (ARRNCF) Sample Data File Recalculation Characteristic for each Sample Site, SBA, on behalf of the Tower Trust, instructed us to recalculate the annualized run rate net cash flow (ARRNCF) as the difference between:

a.	The net tower cash flows (TCF)
and
b.	The sum of the:
(i)	Management fee
and
(ii)	Average capital expenditures,
all as shown on the Site Data File.

Exhibit 5 to Attachment A

Notes: (continued)

vii.
We were instructed by SBA, on behalf of the Tower Trust, not to compare the ground lease run rate, ground lease easement run rate and final term months remaining Sample Data File Recalculation Characteristics for each Sample Ground Lease corresponding to a Sample Site with a property status of “Owned” or “Perpetual Easement,” as shown on the Site Data File.

viii.
For the purpose of comparing the ground lease run rate Sample Data File Recalculation Characteristic for each Sample Ground Lease, except for the Sample Ground Leases corresponding to the Sample Sites described above in note vii. above, SBA, on behalf of the Tower Trust, instructed us to:

a.	Use $0 for the ground lease run rate for each Sample Ground Lease corresponding to a Sample Site with:
(i)	A property status of “Easement,” as shown on the Site Data File, or
(ii)	A current pay frequency equal to “Term” and a current term end date that occurs after August 2023, both as shown on the Site Data File, and
b.
Recalculate the ground lease run rate for all other Sample Ground Leases by annualizing the ground lease current rent rate using the corresponding current pay frequency, both as shown on the Site Data File.

ix.
For the purpose of comparing the ground lease easement run rate Sample Data File Recalculation Characteristic for each Sample Ground Lease, except for the Sample Ground Leases corresponding to the Sample Sites in note vii. above, SBA, on behalf of the Tower Trust, instructed us to:

a.	Use $0 for the ground lease easement run rate for each Sample Ground Lease corresponding to a Sample Site with:
(i)	A property status of “Ground Lease,” as shown on the Site Data File, or
(ii)	A current pay frequency equal to “Term” and a current term end date that occurs after August 2023, both as shown on the Site Data File, and
b.
Recalculate the ground lease easement run rate for all other Sample Ground Leases by annualizing the ground lease current rent rate using the corresponding current pay frequency, both as shown on the Site Data File.

x.
For the purpose of comparing the final term months remaining Sample Data File Recalculation Characteristic for each Sample Ground Lease corresponding to a Sample Site with a property status of “Ground Lease” or “Easement,” as shown on the Site Data File, SBA, on behalf of the Tower Trust, instructed us recalculate the final term months remaining as the maximum of:

a.	The quotient of:
(i)	The difference in days, calculated based on twelve 30 day months, between the ground lease final term end date, as shown on the Site Data File, and the Cutoff Date divided by
(ii)	30
and
b.	0.

Exhibit 5 to Attachment A

Notes: (continued)

xi.
We were instructed by SBA, on behalf of the Tower Trust, not to compare the tenant current term months remaining and tenant final term months remaining Sample Data File Recalculation Characteristics for Sample Tenant Leases:

a.	With a Tenant Lease commencement date value of “N/A,” as shown on the Commencement Date Schedule, and
b.	Which do not have a Tenant Lease commencement date on the Additional Commencement Date Listing.

xii.
For the purpose of comparing the tenant annualized run rate revenue (ARRR) Sample Data File Recalculation Characteristic for each Sample Tenant Lease with a lease status of “Active,” as shown on the Tenant Data File, SBA, on behalf of the Tower Trust, instructed us recalculate the tenant annualized run rate revenue (ARRR) as the sum of the:

a.	Current rent rate, escalated as of 31 August 2015, annualized based on the current pay frequency,
b.	Colocation rent share and
c.	Tenant lease executed run rate,
all as shown on the Tenant Data File.

xiii.
For the purpose of comparing the tenant annualized run rate revenue (ARRR) Sample Data File Recalculation Characteristic for each Sample Tenant Lease with a lease status that is not equal to “Active,” as shown on the Tenant Data File, SBA, on behalf of the Tower Trust, instructed us to use a tenant annualized run rate revenue (ARRR) of $0.

xiv.
For the purpose of comparing the colocation rent share Sample Data File Recalculation Characteristic for Sample Tenant Leases corresponding to the Anchor Tenant of a Mobilitie Site (except for Sample Tenant Leases T-165, T-184, T‑193 and T-201), SBA, on behalf of the Tower Trust, instructed us to recalculate the colocation rent share as 50% of the sum of the tenant annualized run rate revenue (ARRR), as shown on the Tenant Data File, for all Tenant Leases related to such Mobilitie Site that do not correspond to the related Anchor Tenant.

xv.
For the purpose of comparing the colocation rent share Sample Data File Recalculation Characteristic for Sample Tenant Leases T-165, T-184, T-193 and T-201, SBA, on behalf of the Tower Trust, instructed us to recalculate the colocation rent share using:

a.	The applicable information, assumptions and methodologies described in the related Tenant Lease Source Documents and
b.	The related Tenant Lease commencement date, as shown on the Commencement Date Schedule.

xvi.
For the purpose of comparing the colocation rent share Sample Data File Recalculation Characteristic for each Sample Tenant Lease that does not correspond to an Anchor Tenant and that does not correspond to a Mobilitie Site, SBA, on behalf of the Tower Trust, instructed us to use a colocation rent share of $0.

Exhibit 5 to Attachment A

Notes: (continued)

xvii.
For the purpose of comparing the expense reimbursement Sample Data File Recalculation Characteristic for each Mobilitie Site, SBA, on behalf of the Tower Trust, instructed us to recalculate the expense reimbursement as the sum of the:

a.	Insurance expense,
b.	Electric expense,
c.	Telephone expense,
d.	Property taxes,
e.	Site maintenance expense and
f.	Site expense,
all as shown on the Site Data File.

xviii.	We were instructed by SBA, on behalf of the Tower Trust, not to compare the expense reimbursement Sample Data File Recalculation Characteristic for Sample Sites that are not Mobilitie Sites.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by SBA, on behalf of the Tower Trust, that are described in the notes above.

Exhibit 6 to Attachment A

Sample Characteristic Differences

Sample Number	Sample Characteristic	Provided Data Files Value	Source or Recalculated Value

S-7	Next escalation amount	0%	Variable
	Escalation type	0	Variable escalation
	Escalation frequency	0	1

S-52	Ground lease final term end date	7/31/2044	7/31/2054

S-62	Next escalation amount	$0.00	$1,000.00
	Escalation type	0	Fixed $
	Escalation frequency	0	Variable

S-86	Ground lease final term end date	11/15/2035	11/15/2034
	Ground lease number of remaining renewal terms	4	3

S-96	Ground lease final term end date	4/30/2032	4/7/2032
	Ground lease number of remaining renewal terms	5	7

T-8	Common carrier name	AT&T - Landline	<Unable to determine>
	Current pay frequency	Annual	<Unable to determine>
	Current term end date	0	<Unable to determine>
	Number of remaining renewal terms	0	<Unable to determine>
	Final term end date	5/21/2013	<Unable to determine>
	Next escalation amount	0%	<Unable to determine>
	Next escalation type	0	<Unable to determine>
	Next escalation frequency	0	<Unable to determine>
	Final term months remaining	1	<Unable to determine>
	Tenant current term months remaining	1	<Unable to determine>

T-21	Current term end date	0	5/12/2017
	Final term end date	5/14/2007	None
	Final term months remaining	1	0
	Tenant current term months remaining	1	0

T-25	Current pay frequency	Monthly	None
	Final term end date	10/31/2009	10/31/2014
	Next escalation frequency	1	0
	Final term months remaining	1	0
	Tenant current term months remaining	1	0

T-27	Current term end date	12/31/2019	12/31/2015
	Number of remaining renewal terms	3	4
	Final term end date	12/31/2034	12/31/2035

T-29	Final term end date	7/31/2013	0
	Final term months remaining	1	0
	Tenant current term months remaining	1	0

Exhibit 6 to Attachment A

Sample Number	Sample Characteristic	Provided Data Files Value	Source or Recalculated Value

T-30	Final term end date	3/27/2012	0
	Next escalation amount	0%	4%
	Final term months remaining	1	0
	Tenant current term months remaining	1	0

T-40	Current term end date	0	11/30/2015
	Number of remaining renewal terms	0	Unlimited
	Final term end date	11/30/2008	None
	Final term months remaining	1	0
	Tenant current term months remaining	1	0

T-41	Next escalation amount	5%	Greater of 5% or CPI % Change
	Next escalation type	Fixed %	Greater of Fixed % or CPI

T-45	Current term end date	12/31/2014	8/31/2015
	Number of remaining renewal terms	0	Unlimited
	Final term end date	12/31/2014	None
	Final term months remaining	1	0
	Tenant current term months remaining	1	0

T-49	Current pay frequency	Monthly	0
	Final term months remaining	1	0
	Tenant current term months remaining	1	0

T-50	Common carrier name	US Secret Service	United States of America
	Next escalation type	Fixed %	0
	Next escalation frequency	1	0

T-52	Current pay frequency	Annual	Monthly

T-58	Current pay frequency	Term	Monthly
	Next escalation amount	0%	5%
	Next escalation type	0	Fixed %
	Next escalation frequency	0	1

T-60	Common carrier name	ARCOM COMM., LLC.	<Unable to determine>
	Current pay frequency	Monthly	<Unable to determine>
	Current term end date	0	<Unable to determine>
	Number of remaining renewal terms	0	<Unable to determine>
	Final term end date	0	<Unable to determine>
	Next escalation amount	0%	<Unable to determine>
	Next escalation type	0	<Unable to determine>
	Next escalation frequency	0	<Unable to determine>
	Final term months remaining	1	0
	Tenant current term months remaining	1	0

Exhibit 6 to Attachment A

Sample Number	Sample Characteristic	Provided Data Files Value	Source or Recalculated Value

T-64	Number of remaining renewal terms	2	3
	Final term end date	8/22/2027	8/22/2032

T-70	Next escalation frequency	1	0

T-71	Number of remaining renewal terms	2	3
	Final term end date	8/22/2027	8/22/2032

T-73	Number of remaining renewal terms	3	1
	Final term end date	5/31/2035	5/31/2025

T-78	Current term end date	8/29/2015	8/29/2020
	Number of remaining renewal terms	4	3

T-95	Current pay frequency	Monthly	0
	Final term months remaining	1	0
	Tenant current term months remaining	1	0

T-105	Tenant current term months remaining	1	0

T-106	Final term months remaining	1	0

T-116	Current term end date	12/31/2100	None
	Final term end date	12/31/2100	None

T-121	Current term end date	10/1/2015	9/30/2018
	Final term end date	10/1/2015	9/30/2038
T-130	Current term end date	10/1/2015	9/30/2018
	Final term end date	10/1/2015	9/30/2038

T-153	Current pay frequency	Monthly	<Unable to determine>

T-187	Number of remaining renewal terms	0	5
	Next escalation frequency	0	1

T-200	Current term end date	8/31/2033	8/31/2018
	Final term end date	8/31/2093	8/31/2033

Exhibit 7 to Attachment A

Sample Characteristic Percentage Differences

Sample Number	Sample Characteristic	Percentage Difference

S-7	Ground lease current rent rate	*
	Ground lease run rate	*

S-12	Ground lease current rent rate	-26.50%

S-21	Ground lease current rent rate	-100.00%

S-32	Ground lease current rent rate	-16.67%

S-44	Ground lease current rent rate	-13.04%

S-48	Site operating expenses	34.26%

S-58	Ground lease current rent rate	-5.74%
	Ground lease run rate	3.00%

S-62	Ground lease current rent rate	-9.43%
	Ground lease run rate	10.41%

S-82	Rent revenue share reimbursement	-16.22%
	Ground lease current rent rate	-2.91%
	Ground lease run rate	3.00%

S-86	Ground lease current rent rate	15.00%

S-92	Site operating expenses	77.68%

S-96	Ground lease current rent rate	22.99%

T-2	Current rent rate	-5.52%

T-8	Current rent rate	*

T-23	Current rent rate	-14.52%
	Site annualized run rate revenue (ARRR)	16.99%

T-25	Current rent rate	-100.00%

T-29	Current rent rate	-100.00%

T-42	Current rent rate	-3.85%
	Site annualized run rate revenue (ARRR)	4.00%

Exhibit 7 to Attachment A

Sample Number	Sample Characteristic	Percentage Difference

T-49	Current rent rate	-100.00%

T-60	Current rent rate	*

T-64	Current rent rate	3.00%

T-71	Current rent rate	3.00%

T-73	Current rent rate	35.90%

T-78	Current rent rate	3.00%

T-95	Current rent rate	-100.00%
	Site annualized run rate revenue (ARRR)	100.00%

T-105	Current rent rate	-100.00%

T-107	Site annualized run rate revenue (ARRR)	100.00%

T-170	Site annualized run rate revenue (ARRR)	-11.64%

T-176	Current rent rate	20.93%

T-187	Current rent rate	9.27%

* Percentage difference could not be determined based on (i) the value we recalculated or identified on the applicable Source(s) or (ii) the value that is shown on the Provided Data Files.